                                Delaware
                                Investments(SM)
                                --------------------------------------
                                A member of Lincoln Financial Group(R)






























                                Lincoln National

                                Special Opportunities Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002



                                                  Special Opportunities Fund

Lincoln National
Special Opportunities Fund, Inc.



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Assets and Liabilities                               5

     Statement of Operations                                           6

     Statements of Changes in Net Assets                               6

     Financial Highlights                                              7

     Notes to Financial Statements                                     8

Lincoln National
Special Opportunities Fund, Inc.


Semi-Annual Portfolio Commentary
For the six months ended June 30, 2002




                                      Delaware
Managed by:                           Investments(SM)
                                      --------------------------------------
                                      A member of Lincoln Financial Group(R)

The Fund had a return of 2.8%(1) for the first six months of 2002 while its style specific benchmark, the Russell MidCap Value Index*, returned 2.9%, and a broader market index, the S&P MidCap 400 Index**, returned -3.2% for the period. The Fund's overall positive performance can be attributed in part to stock selection in finance and capital goods stocks as well as an underweighting in technology. Stocks that contributed positively to performance included TRW, a manufacturing and service company serving the auto and aerospace industries and ITT Industries, a company which designs and manufactures engineered products. Holdings in the media and technology sectors provided negative contribution specifically, stocks that detracted from performance included Cablevision Systems, a cable system operator and Autodesk, a design software company.

Despite continuing signs of economic recovery in the U.S., equity markets continued to decline during the second quarter of 2002. While the corporate governance and political issues are worrisome, we feel that good news about the economy and corporate profits are being largely ignored. On the economic front, inflation is subdued, energy prices are moderating and productivity is rising. In addition, corporate profits are beginning to reflect improving economic conditions. Thompson Financial/First Call Data reported that of the 98% of the S&P 500 companies that have reported 1Q02 earnings, a sound 84% either met or exceeded market expectations.

Looking forward, we maintain a positive long-term view on the economy and the markets. Although it appears that the markets in the very near term will remain focused on international instability and trust in corporate America, we feel that continued signs of strength in the economy and corporate profits will drive the market. As a result we remain committed to our process - blending quantitative screening, fundamental research and risk control - and envision no wholesale changes to the Fund. We continue to hold positions in defensive issues to weather the likely short-term volatility in the market and also more economically sensitive issues to participate in the anticipated improvement in the overall economy.



J. Paul Dokas





(1) After the deduction of fund expenses.

* Russell MidCap Value Index - Measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. An investor cannot invest directly in the above index which is unmanaged.

** The S&P MidCap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of mid-sized companies.


                          Special Opportunities Fund 1

Lincoln National
Special Opportunities Fund, Inc.

Statement of Net Assets
June 30, 2002 (Unaudited)


                                                     Number         Market
Common Stock - 98.90%                                of Shares      Value
--------------------------------------------------------------------------------
Aerospace & Defense - 0.41%
--------------------------------------------------------------------------------
  Raytheon                                              55,000   $     2,241,250
--------------------------------------------------------------------------------
                                                                       2,241,250
Automobiles & Automotive Parts - 5.25%
--------------------------------------------------------------------------------
+ AutoNation                                           215,000         3,117,500
  B. F. Goodrich                                        81,100         2,215,652
  Borg-Warner Automotive                                29,100         1,680,816
  Cooper Industries                                     55,000         2,161,500
  Dana                                                 147,800         2,703,262
  Delphi                                               343,200         4,530,240
  Genuine Parts                                         49,500         1,726,065
  ITT Industries                                        34,000         2,400,400
+ Lear                                                  67,000         3,098,750
  Magna International - Class A                         26,000         1,790,100
  TRW                                                   63,000         3,578,400
--------------------------------------------------------------------------------
                                                                      29,002,685
Banking & Finance - 14.46%
--------------------------------------------------------------------------------
  A.G. Edwards                                          58,400         2,270,008
  AmSouth Bancorporation                               246,000         5,505,479
  Associated Banc-Corp                                  92,950         3,505,145
  Astoria Financial                                     60,000         1,923,000
  Banknorth                                            142,700         3,713,054
  Bear Stearns                                          47,000         2,869,350
  Brascan                                               98,000         2,252,040
  Capital One Financial                                 23,000         1,404,150
  Charter One Financial                                 93,000         3,197,340
  Compass Bancshares                                   118,200         3,971,520
  Countrywide Credit Industries                         60,000         2,895,000
  Cullen Frost Bankers                                  30,000         1,076,700
  First Tennessee National                              43,000         1,646,900
  FirstMerit                                           110,000         3,033,800
  Franklin Resources                                    19,000           810,160
  Golden State Bancorp                                 101,000         3,661,250
  Golden West Financial                                 20,000         1,375,600
  Greenpoint Financial                                  70,000         3,437,000
  Hibernia - Class A                                   165,000         3,265,350
  Hudson United Bancorp                                 56,000         1,599,360
  Marshall & Ilsley                                     93,000         2,829,060
  National Commerce Financial                           85,500         2,248,650
  Popular                                               25,000           842,000
  Provident Financial                                   30,500           884,805
  Regions Financial                                    111,500         3,919,225
  SouthTrust                                           114,000         2,977,680
  Stilwell Financial                                   113,900         2,072,980
  TCF Financial                                         70,000         3,437,000
  Union Planters                                       141,750         4,588,448
  UnionBanCal                                           58,000         2,717,300
--------------------------------------------------------------------------------
                                                                      79,929,354
Basic Industry/Capital Goods - 1.31%
--------------------------------------------------------------------------------
  Martin Marietta Materials                             65,000         2,535,000
  PerkinElmer                                          117,000         1,292,850
  Sigma-Aldrich                                         68,000         3,410,200
--------------------------------------------------------------------------------
                                                                       7,238,050
Buildings & Materials - 1.23%
--------------------------------------------------------------------------------
  Centex                                                43,500         2,513,865
  D.R. Horton                                           79,000         2,056,370
+ Toll Brothers                                         76,000         2,226,800
--------------------------------------------------------------------------------
                                                                       6,797,035

                                                     Number          Market
Business Services - 1.49%                            of Shares       Value
--------------------------------------------------------------------------------
+ Cendant                                               109,000   $    1,730,920
  Fluor                                                  21,000          817,950
+ Republic Services                                     185,000        3,527,950
  ServiceMaster                                         158,000        2,167,760
--------------------------------------------------------------------------------
                                                                       8,244,580
Cable, Media & Publishing - 1.91%
--------------------------------------------------------------------------------
+ Dun & Bradstreet                                       30,000          991,500
  Knight-Ridder                                          59,500        3,745,525
+ Mediacom Communications                               118,000          919,220
  New York Times                                         49,500        2,549,250
  RR Donnelley & Sons                                    85,000        2,341,750
--------------------------------------------------------------------------------
                                                                      10,547,245
Chemicals - 3.15%
--------------------------------------------------------------------------------
  Cabot                                                  49,000        1,391,600
  Eastman Chemical                                       30,000        1,407,000
  Englehard                                             122,000        3,455,040
  Lubrizol                                               85,000        2,847,500
  PPG Industries                                         36,000        2,228,400
  Praxair                                                90,100        5,132,997
  Rohm & Haas                                            24,000          971,760
--------------------------------------------------------------------------------
                                                                      17,434,297
Computers & Technology - 4.31%
--------------------------------------------------------------------------------
+ Apple Computer                                         89,000        1,577,080
  Autodesk                                              184,000        2,438,000
+ Cadence Design Systems                                 80,000        1,289,600
+ Ceridian                                              112,000        2,125,760
  Computer Associates International                      84,400        1,341,116
+ Computer Sciences                                      88,000        4,206,400
+ Emulex                                                 62,200        1,400,122
+ Lexmark International                                  30,000        1,632,000
  Pitney Bowes                                           85,000        3,376,200
+ Storage Technology                                     95,000        1,517,150
  Symbol Technologies                                   203,000        1,725,500
+ Xerox                                                 171,100        1,192,567
--------------------------------------------------------------------------------
                                                                      23,821,495
Consumer Products - 3.21%
--------------------------------------------------------------------------------
+ Corning                                               335,000        1,189,250
+ Energizer Holdings                                    100,000        2,742,000
  Fortune Brands                                        100,000        5,594,000
  Newell Rubbermaid                                     136,000        4,768,160
  Whirlpool                                              53,000        3,464,080
--------------------------------------------------------------------------------
                                                                      17,757,490
Consumer Services - 0.31%
--------------------------------------------------------------------------------
+ Cablevision Systems - Class A                          91,000          860,860
+ Cablevision Systems Corporate
   Rainbow Media                                        100,000          875,000
--------------------------------------------------------------------------------
                                                                       1,735,860
Diversified REITs - 0.60%
--------------------------------------------------------------------------------
  Duke-Weeks Realty                                     115,300        3,337,935
--------------------------------------------------------------------------------
                                                                       3,337,935
Electronics & Electrical Equipment - 4.02%
--------------------------------------------------------------------------------
+ Fairchild Semiconductor - Class A                      46,000        1,117,800
+ International Rectifier                                40,000        1,166,000
  Johnson Controls                                       34,500        2,815,545
+ National Semiconductor                                 87,000        2,537,790
+ Novellus Systems                                       47,300        1,608,200
  Teleflex                                               61,000        3,486,150
  Textron                                                91,000        4,267,900
+ Thermo Electron                                       143,000        2,359,500
+ Vishay Intertechnology                                130,000        2,860,000
--------------------------------------------------------------------------------
                                                                      22,218,885



                          Special Opportunities Fund 2


                                                     Number         Market
Energy - 6.98%                                       of Shares      Value
--------------------------------------------------------------------------------
  Amerada Hess                                          42,000   $     3,465,000
  Apache                                                94,850         5,451,978
  Ashland                                               41,400         1,676,700
  Burlington Resources                                  63,500         2,413,000
  Devon Energy                                          87,100         4,292,288
  ENSCO International                                   50,400         1,373,904
  EOG Resources                                         55,000         2,183,500
  Equitable Resources                                   77,200         2,647,960
  Kerr-McGee                                            65,000         3,480,750
  Marathon Oil                                         107,000         2,901,840
  Questar                                               89,800         2,232,428
  TECO Energy                                           80,000         1,960,000
  Unocal                                                52,200         1,928,268
  Valero Energy                                         39,000         1,459,380
+ Weatherford International                             26,000         1,123,200
--------------------------------------------------------------------------------
                                                                      38,590,196
Food, Beverage & Tobacco - 2.97%
--------------------------------------------------------------------------------
  Adolph Coors                                          40,500         2,523,150
  Archer-Daniels-Midland                               348,600         4,458,594
  Hershey Foods                                         28,000         1,760,080
  Pepsi Bottling                                        45,000         1,386,000
  RJ Reynolds Tobacco Holdings                          56,000         3,010,000
  Supervalu                                            133,000         3,262,490
--------------------------------------------------------------------------------
                                                                      16,400,314
Healthcare & Pharmaceuticals - 4.44%
--------------------------------------------------------------------------------
  Aetna                                                 28,000         1,343,160
  AmerisourceBergen - Class A                           28,000         2,128,000
  Becton Dickinson                                     125,000         4,306,250
+ Health Net                                            87,500         2,342,375
+ Healthsouth                                          263,000         3,363,770
+ Henry Schein                                          48,000         2,136,000
  Hillenbrand Industries                                54,000         3,032,100
+ Humana                                               107,000         1,672,410
  McKesson                                              42,000         1,373,400
  Omnicare                                              73,800         1,937,988
+ Sepracor                                              95,000           907,250
--------------------------------------------------------------------------------
                                                                      24,542,703
Industrial Machinery - 1.01%
--------------------------------------------------------------------------------
  Dover                                                 40,000         1,400,000
  Ingersoll-Rand - Class A                              38,000         1,735,080
  Rockwell Automation                                  122,500         2,431,625
--------------------------------------------------------------------------------
                                                                       5,566,705
Insurance - 8.75%
--------------------------------------------------------------------------------
  Allmerica Financial                                   64,200         2,966,040
  American Financial                                    60,000         1,434,000
  AON                                                   45,000         1,326,600
  Cincinnati Financial                                  12,000           558,360
  Everest Re                                            25,000         1,398,750
  Fidelity National Financial                           94,000         2,970,400
  Jefferson-Pilot                                       51,250         2,420,025
  John Hancock Financial Services                       64,000         2,252,800
  Loews                                                 37,000         1,986,900
  MBIA                                                  88,000         4,974,640
  MGIC Investment                                       35,000         2,373,000
  Mony                                                  60,000         2,040,000
  Old Republic International                            99,000         3,118,500
  PMI                                                   80,000         3,056,000
+ Principal Financial                                   71,500         2,216,500
  Progressive                                           38,000         2,198,300
  Protective Life                                       35,000         1,158,500
  Saint Paul                                            95,900         3,732,428
  Torchmark                                             87,000         3,323,400
  UnumProvident                                        112,000         2,850,400
--------------------------------------------------------------------------------
                                                                      48,355,543
Leisure, Lodging & Entertainment - 2.74%
--------------------------------------------------------------------------------
  Eastman Kodak                                         57,000         1,662,690
+ Mandalay Resorts                                      40,000         1,102,800
  Marriott International - Class A                      88,800         3,378,840
  Mattel                                                64,000         1,344,640
+ Metro-Goldwyn-Mayer                                  104,000         1,269,840
+ MGM Mirage                                            80,000         2,700,000
  Starwood Hotels & Resorts
   Worldwide                                            45,000         1,480,050
  Viad                                                  85,000         2,210,000
--------------------------------------------------------------------------------
                                                                      15,148,860


                                                        Number         Market
Metals & Mining - 0.79%                                 of Shares      Value
--------------------------------------------------------------------------------
  Precision Castparts                                      56,000   $  1,113,840
  United States Steel                                      98,000      3,234,000
--------------------------------------------------------------------------------
                                                                       4,347,840
Office & Industrial REITs - 0.80%
--------------------------------------------------------------------------------
  AMB Property                                             92,200      2,858,200
  Prologis                                                 61,000      1,586,000
--------------------------------------------------------------------------------
                                                                       4,444,200
Packaging & Containers - 1.10%
--------------------------------------------------------------------------------
  Bemis                                                    35,000      1,662,500
+ Pactiv                                                   59,000      1,398,300
  Sonoco Products                                         107,000      3,003,490
--------------------------------------------------------------------------------
                                                                       6,064,290
Paper & Forest Products - 2.05%
--------------------------------------------------------------------------------
  Boise Cascade                                            62,000      2,140,860
  Georgia-Pacific                                          61,600      1,514,128
  MeadWestvaco                                             86,000      2,886,160
  Plum Creek Timber                                        54,000      1,652,400
  Temple-Inland                                            54,000      3,124,440
--------------------------------------------------------------------------------
                                                                      11,317,988
Real Estate - 4.31%
--------------------------------------------------------------------------------
  Archstone-Smith Trust                                    60,000      1,602,000
  Crescent Real Estate Equities                           130,600      2,442,220
  Equity Office Properties Trust                           46,000      1,384,600
  Equity Residential Properties                           169,200      4,864,500
  Highwoods Properties                                     83,500      2,171,000
+ Host Marriott                                           196,000      2,214,800
  Kimco Realty                                             53,000      1,774,970
  Mack-Cali Realty                                         68,200      2,397,230
  Public Storage                                           38,000      1,409,800
  Simon Property                                           96,000      3,537,600
--------------------------------------------------------------------------------
                                                                      23,798,720
Retail - 5.25%
--------------------------------------------------------------------------------
  Albertson's                                              47,000      1,431,620
+ Brinker International                                    82,300      2,613,025
  Circuit City Stores                                     163,000      3,056,250
+ Federated Department Stores                             117,000      4,644,900
  J.C. Penney                                             147,000      3,236,940
  May Department Stores                                    76,000      2,502,680
  Nordstrom                                                68,000      1,540,200
+ Office Depot                                             65,000      1,092,000
+ Saks                                                    120,000      1,540,800
+ Toys R Us                                               152,000      2,655,440
  VF                                                       72,000      2,823,120
  Winn-Dixie Stores                                       120,000      1,870,800
--------------------------------------------------------------------------------
                                                                      29,007,775
Telecommunications - 1.90%
--------------------------------------------------------------------------------
+ Andrew                                                  100,000      1,492,000
  CenturyTel                                              142,900      4,215,550
+ Crown Castle                                            237,700        934,161
  Harris                                                   41,800      1,519,430
  Scientific-Atlanta                                      143,000      2,352,350
--------------------------------------------------------------------------------
                                                                      10,513,491
Textiles, Apparel & Furniture - 0.47%
--------------------------------------------------------------------------------
+Skechers USA - Class A                                   120,000      2,593,200
--------------------------------------------------------------------------------
                                                                       2,593,200
Transportation & Shipping - 2.48%
--------------------------------------------------------------------------------
  Alexander & Baldwin                                      55,000      1,419,000
  Burlington Northern Santa Fe                             56,300      1,689,000
  CSX                                                      86,400      3,007,584
  Delta Air Lines                                          66,500      1,330,000
  Norfolk Southern                                        122,800      2,871,064
  Tidewater                                                55,500      1,827,060
+ United Rentals                                           73,000      1,591,400
--------------------------------------------------------------------------------
                                                                      13,735,108

                          Special Opportunities Fund 3


                                                     Number         Market
                                                     of Shares      Value
--------------------------------------------------------------------------------
Utilities - 11.20%
--------------------------------------------------------------------------------
  Allegheny Energy                                      45,000   $     1,158,750
  Ameren                                                75,000         3,225,750
+ Calpine                                              280,000         1,968,400
  Cinergy                                              102,500         3,688,975
  Consolidated Edison                                  140,000         5,845,000
  DTE Energy                                            96,800         4,321,152
+ Edison International                                 137,000         2,329,000
  Entergy                                              129,000         5,474,760
  FirstEnergy                                          172,000         5,741,360
  KeySpan                                              115,000         4,329,750
+ Mirant                                               165,000         1,204,500
  NiSource                                              61,400         1,340,362
+ PG&E                                                 158,400         2,833,776
  Potomac Electric Power                               127,000         2,727,960
  PPL                                                   51,000         1,687,080
  Progress Energy                                       27,000         1,404,270
  Public Service Enterprise                            135,000         5,845,500
  Sempra Energy                                        146,700         3,246,471
  Wisconsin Energy                                      92,000         2,324,840
  Xcel Energy                                           73,000         1,224,210
--------------------------------------------------------------------------------
                                                                      61,921,866
Total Common Stock
 (Cost $498,370,232)                                                 546,654,960
--------------------------------------------------------------------------------


                                                     Principal
Short-term Investment - 0.12%                        Amount
--------------------------------------------------------------------------------
Federal Home Loan Discount
 Note 1.87% 7/1/02                                   $   695,000         695,000
--------------------------------------------------------------------------------
Total Short-term Investment
 (Cost $695,000)                                                         695,000
--------------------------------------------------------------------------------
Total Market Value of Securities - 99.02%
 (Cost $499,065,232)                                                 547,349,960
--------------------------------------------------------------------------------
Receivables and Other Assets Net of
 Liabilities - 0.98%                                                   5,389,421
--------------------------------------------------------------------------------
Net Assets - 100.0%
--------------------------------------------------------------------------------
(Equivalent to $26.595 per share based
 on 20,783,520 shares issued and
 outstanding)                                                       $552,739,381
--------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002:
Common Stock, par value $.01 per
 share, 50,000,000 authorized shares                                $    207,835
Paid in capital in excess of par value
 of shares issued                                                    492,590,851
Undistributed net investment income                                    5,270,048
Accumulated net realized gain on
 investments                                                           6,385,919
Net unrealized appreciation of
 investments                                                          48,284,728
--------------------------------------------------------------------------------
Total Net Assets                                                    $552,739,381

+ Non-income producing security for the period ended June 30, 2002.

See accompanying notes to financial statements.

                          Special Opportunities Fund 4

Lincoln National Special Opportunities Fund, Inc.

Statement of Assets and Liabilities

Period ended June 30, 2002 (Unaudited)

Assets:
 Investments at market (cost $499,065,232)                                               $547,349,960
 Cash                                                                                         226,172
 Dividends and interest receivable                                                            717,269
 Subscriptions receivable                                                                      14,907
 Receivable for securities sold                                                            74,828,990
                                                                                         ------------
   Total assets                                                                                          623,137,298
                                                                                                         -----------
Liabilities:
 Liquidation payable                                                                          255,185
 Payable for securities purchased                                                          69,845,254
 Other accounts payable and accrued expenses                                                  297,478
                                                                                         ------------
   Total liabilities                                                                                      70,397,917
                                                                                                         -----------
Total net assets                                                                                                       $552,739,381
                                                                                                                       ============


See accompanying notes to financial statements.


                          Special Opportunities Fund 5

Lincoln National Special Opportunities Fund, Inc.


Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Dividends                                                             $ 5,144,136
----------------------------------------------------------------------------------
 Interest                                                                   32,540
----------------------------------------------------------------------------------
   Total investment income                                               5,176,676
----------------------------------------------------------------------------------
Expenses:
 Management fees                                                         1,113,944
----------------------------------------------------------------------------------
 Accounting fees                                                           119,070
----------------------------------------------------------------------------------
 Printing and postage                                                       44,664
----------------------------------------------------------------------------------
 Professional fees                                                          13,895
----------------------------------------------------------------------------------
 Custody fees                                                                9,307
----------------------------------------------------------------------------------
 Directors fees                                                              3,150
----------------------------------------------------------------------------------
 Other                                                                      24,433
----------------------------------------------------------------------------------
                                                                         1,328,463
----------------------------------------------------------------------------------
Less:
----------------------------------------------------------------------------------
 Expenses paid indirectly                                                     (553)
----------------------------------------------------------------------------------
 Reimbursement from the Advisor                                            (46,402)
----------------------------------------------------------------------------------
 Total expenses                                                          1,281,508
----------------------------------------------------------------------------------
Net investment income                                                    3,895,168
----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
 Net realized gain on investments                                        7,499,964
----------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of
investments                                                              2,564,457
----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         10,064,421
----------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $13,959,589
----------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                                      Period ended
                                                                      6/30/02        Year ended
                                                                      (Unaudited)    12/31/01
                                                                      ---------------------------
Changes from operations:
 Net investment income                                                $  3,895,168   $  8,942,534
-------------------------------------------------------------------------------------------------
 Net realized gain on investments                                        7,499,964     20,001,395
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation on investments       2,564,457    (18,926,319)
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    13,959,589     10,017,610
-------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
 Net investment income                                                          --     (7,567,654)
-------------------------------------------------------------------------------------------------
 Net realized gain on investments                                       (2,512,598)            --
-------------------------------------------------------------------------------------------------
 Total dividends and distributions to shareholders                      (2,512,598)    (7,567,654)
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions     1,422,221      1,133,219
-------------------------------------------------------------------------------------------------
 Total increase in net assets                                           12,869,212      3,583,175
-------------------------------------------------------------------------------------------------
Net Assets, at beginning of period                                     539,870,169    536,286,994
-------------------------------------------------------------------------------------------------
Net Assets, at end of period                                          $552,739,381   $539,870,169
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          Special Opportunities Fund 6

Lincoln National Special Opportunities Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout the period)


                                                              Period
                                                              ended
                                                              6/30/02(1)     Year ended December 31,
                                                              (Unaudited)    2001       2000        1999        1998       1997
                                                               --------------------------------------------------------------------
Net asset value, beginning of period                            $ 26.006     $ 25.846   $ 28.225    $ 33.416    $ 35.056   $ 29.423

Income from investment operations:
 Net investment income(2)                                          0.188        0.431      0.536       0.482       0.470      0.477
 Net realized and unrealized gain (loss) on investments            0.522        0.098      3.153      (1.779)      1.795      7.293
                                                               --------------------------------------------------------------------
 Total from investment operations                                  0.710        0.529      3.689      (1.297)      2.265      7.770
                                                               --------------------------------------------------------------------

Less dividends and distributions from:
 Net investment income                                                --       (0.369)    (0.494)     (0.373)     (0.862)        --
 Net realized gain on investments                                 (0.121)          --     (5.574)     (3.521)     (3.043)    (2.137)
                                                               --------------------------------------------------------------------
 Total dividends and distributions                                (0.121)      (0.369)    (6.068)     (3.894)     (3.905)    (2.137)
                                                               --------------------------------------------------------------------
Net asset value, end of period                                  $ 26.595     $ 26.006   $ 25.846    $ 28.225    $ 33.416   $ 35.056
                                                                ========     ========   ========    ========    ========   ========

Total Return(3)                                                     2.76%        2.16%     16.04%      (4.48%)      6.79%     28.15%

Ratios and supplemental data:
 Ratio of expenses to average net assets                            0.48%        0.48%      0.49%       0.44%       0.42%      0.42%
 Ratio of net investment income to average net assets               1.38%        1.65%      2.15%       1.46%       1.44%      1.57%
 Portfolio Turnover                                                   65%          73%        75%         96%         76%        74%
 Net assets, end of period (000 omitted)                        $552,739     $539,870   $536,287    $665,642    $917,796   $872,822

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.



                          Special Opportunities Fund 7

Lincoln National Special Opportunities Fund, Inc.

Notes to Financial Statements

June 30, 2002 (Unaudited)

The Fund: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange
(NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002 the custodial fees offset arrangements amounted to $553.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Vantage Investment Advisors (VIA) (the "Advisor") is responsible for overall management of the Fund's security investments and provides certain administrative services to the Fund. VIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For it's services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.


                          Special Opportunities Fund 8

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Effective January 1, 2002, the Advisor has agreed to waive a portion of its fees based on the comprehensive review of expenses performed by Fund Management in 2001. The amount the Advisor waived for the six months ended June 30, 2002 was $46,402.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

At June 30, 2002, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments was $499,065,232. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation, and the net unrealized appreciation at June 30, 2002 are as follows:


                Aggregate      Aggregate       Gross           Gross          Net
                Cost of        Proceeds        Unrealized      Unrealized     Unrealized
                Purchases      from Sales      Appreciation    Depreciation   Appreciation
                --------------------------------------------------------------------------
                $180,844,502   $181,332,330     $74,755,276    $(26,470,548)   $48,284,728


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                                        Period       Year
                                                        ended        ended
                                                        6/30/02      12/31/01
                                                        -----------------------
               Ordinary income                          $       --   $7,567,654
               Long-term capital gain                    2,512,598           --
                                                        ----------   ----------
               Total                                    $2,512,598   $7,567,654
                                                        ==========   ==========

In addition, the Fund declared an ordinary income consent dividend of $1,056,656 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in-capital.

5. Summary of Changes From Capital Share Transactions


                                                          Shares Issued Upon                                    Net Increase
                                                          Reinvestment of                                       Resulting From
                               Capital                    Dividends &             Capital Shares                Capital
                               Shares Sold                Distributions           Redeemed                      Share Transactions
                                ---------------------------------------------------------------------------------------------------
                               Shares       Amount        Shares     Amount       Shares        Amount          Shares   Amount
                                ---------------------------------------------------------------------------------------------------
Period ended June 30, 2002:      933,863    $26,096,059    89,643    $2,512,598     (999,746)   $(27,186,436)   23,760   $1,422,221
Year ended December 31,2001:   1,340,283     34,495,032   314,284     7,567,654   (1,644,323)    (40,929,467)   10,244    1,133,219

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the year.

                          Special Opportunities Fund 9